Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	11,902.86
Total Transaction Valuation	86,190,139.85
Total Offset Amount	0.00
Net Fee	$ 11,902.86
Offering Table N/A
Offset Table N/A	N/A